Document and Entity Information	6 Months Ended
Dec. 31, 2020
Cover page.
Entity Registrant Name	Piedmont Lithium Ltd
Entity Central Index Key	0001728205
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Period End Date	Dec. 31, 2020